Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements (Tables) [Abstract]
Summary of financial instruments recognized at fair value and fair value measurement used
A summary of financial instruments recognized at fair value, and the fair value measurements used, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
June 30, 2013
Cash	$628	$628	$—	$—
Short-term investments	368	368	—	—
Net derivative contracts	(13)	—	(13)	—
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	—	(1)	—

December 31, 2012
Cash	$577	$577	$—	$—
Short-term investments	527	527	—	—
Net derivative contracts	83	—	83	—
Long-term debt converted to floating interest rates by interest rate swaps - net	87	—	87	—